Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future minimum lease payments	Obligations to make future minimum lease payments at December 31, 2015, are presented below:

2016	$20.7
2017	17.9
2018	16.9
2019	13.0
2020	10.0
2021 and thereafter	56.5
Total minimum lease payments	$135.0